Shareholders’ Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 15 – SHAREHOLDERS’ EQUITY

Ordinary shares

GIOP was established under the laws of the Cayman Islands on February 22, 2019. The authorized number of Ordinary Shares was 500,000,000 with par value of $0.0001 per share. On February 22, 2019, GIOP issued 999,999 new shares to the controlling shareholders and one share to Osiris International Cayman Limited at par $0.0001 per share. On August 8, 2019, GIOP issued an aggregate of 27,000,000 ordinary shares at a price of US$0.0001 per share with total consideration of US$2,800, pro-rata to the shareholders of GIOP as of such date.

On April 2, 2020, the shareholders of the Company unanimously authorize a 0.88-for-one reverse stock split of the Company’s outstanding and issued ordinary shares (the “First Reverse Stock Split”), which became effective on April 3, 2020. Any fractional ordinary share that would have otherwise resulted from the First Reverse Stock Split were rounded up to the nearest full share. The First Reverse Stock Split did not change the par value of the ordinary shares and had no effect on the number of authorized ordinary shares of the Company. As a result of the First Reverse Stock Split, 28,000,000 ordinary shares that were issued and outstanding at April 3, 2020 was reduced to 24,640,000 ordinary shares (taking into account the rounding of fractional shares).

On April 24, 2020, the shareholders of the Company unanimously authorize another one-for-0.68 reverse stock split of the Company’s issued and outstanding ordinary shares (the “Second Reverse Stock Split”), which became effective on April 24, 2020. Any fractional ordinary share that would have otherwise resulted from the Second Reverse Stock Split were rounded up to the nearest full share. The Second Reverse Stock Split did not change the par value of the ordinary shares and had no effect on the number of authorized ordinary shares of the Company. As a result of the Second Reverse Stock Split, 24,640,000 ordinary shares that were issued and outstanding at April 24, 2020 was reduced to 16,800,000 ordinary shares (taking into account the rounding of fractional shares).

The number of shares, share amounts and per share data in the consolidated financial statements and related notes have been retrospectively presented to reflect the nominal share issuance and the Reverse Stock Splits stated above, except for authorized common shares, which were not affected.

Non-controlling interest

Non-controlling interest consists of the following:

	As of December 31,
	2020	2019

GMB (Beijing)	$75,853	$161,923
GMB Culture	146,872	130,346
GMB Linking	2,673	4,644
GMB Consulting	20,677	37,654
GMB Technology	(134,925)	(131,554)
Total	$111,150	$203,013

GMB Technology was established by GMB Culture in 2018. On February 16, 2019, GMB Culture transferred 40% of the equity interests to non-controlling shareholders, there is no increase or decrease in GMB Culture’s additional paid in capital for the equity interest transaction. Before the equity interest transaction, GMB Culture hasn’t paid any capital subscriptions to GMB Technology. Pursuant to the equity interest transfer agreement, their respective capital subscriptions to be paid at any time before the end of each of the respective subscription periods, which is June 21, 2037.

For the fiscal year ended December 31, 2019, SDH made capital contributions of $152,117 to GMB (Beijing) and $8,296 to GMB Culture; and the non-controlling shareholders made capital contributions of $150,881 and $87,247 to GMB(Beijing) and GMB Culture, respectively.

The actual capital contributions made by SDH and the non-controlling shareholders for the fiscal year ended 2019 have no effect on SDH’s equity percentage in its five subsidiaries.

Statutory reserves

In accordance with the Regulations on Enterprises of PRC, the Company’s WFOE, VIE and VIE’s subsidiaries in the PRC are required to provide for statutory reserves, which are appropriated from net profit as reported in the Company’s PRC statutory accounts. They are required to allocate 10% of their after-tax profits to fund statutory reserves until such reserves have reached 50% of their respective registered capital. These reserve funds, however, may not be distributed as cash dividends.

As of December 31, 2019 and 2020, the statutory reserves of the Company’s WFOE, VIE and VIE’s subsidiaries in the PRC have not reached 50% of their respective registered capital except GMB Zibo. As of December 31, 2020 and 2019, the balances of the statutory reserves were $2,473,797 and $1,636,414, respectively.